Loans receivable (Details 3)	12 Months Ended
Dec. 31, 2020
Optimistic Forecast [Member]
Loans Receivable Details [Line Items]
Increase in delinquent loans going into collections	5.00%
Decrease in collection efficiency	5.00%
Neutral Forecast [Member]
Loans Receivable Details [Line Items]
Increase in delinquent loans going into collections	7.00%
Decrease in collection efficiency	10.00%
Pessimistic Forecast [Member]
Loans Receivable Details [Line Items]
Increase in delinquent loans going into collections	13.00%
Decrease in collection efficiency	15.00%